UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  28-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jean-Guy Talbot
Title:     President
Phone:     514-673-1380

Signature, Place, and Date of Signing:

     /s/ Jean-Guy Talbot     Montreal, Quebec, Canada     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $116,424 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     5859    97100 SH       SOLE                    97100        0        0
AMB PROPERTY CORP              COM              00163T109     8361   357000 SH       SOLE                   357000        0        0
AVALONBAY CMNTYS INC           COM              053484101     5858    96700 SH       SOLE                    96700        0        0
BOSTON PROPERTIES INC          COM              101121101     5231    95100 SH       SOLE                    95100        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     3970   129300 SH       SOLE                   129300        0        0
DIGITAL RLTY TR INC            COM              253868103     5519   168000 SH       SOLE                   168000        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    10675   357986 SH       SOLE                   357986        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     3501    56400 SH       SOLE                    56400        0        0
ISHARES TR                     DJ US REAL EST   464287739     6827   183387 SH       SOLE                   183387        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     8234   286700 SH       SOLE                   286700        0        0
PUBLIC STORAGE                 COM              74460D109    11472   144300 SH       SOLE                   144300        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    17469   328800 SH       SOLE                   328800        0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888     3246   271200 SH       SOLE                   271200        0        0
VENTAS INC                     COM              92276F100     7372   219600 SH       SOLE                   219600        0        0
VORNADO RLTY TR                SH BEN INT       929042109     8395   139100 SH       SOLE                   139100        0        0
WASHINGTON REAL ESTATE INVT    SH BEN INT       939653101     4435   156700 SH       SOLE                   156700        0        0